United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Six months ended 5/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.23		0.51	0.50	0.47	0.45	0.46 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59		(0.89)	0.07	0.15	(0.26)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.82		(0.38)	0.57	0.62	0.19	0.51
Less Distributions:
Distributions from net investment income	(0.24)		(0.52)	(0.51)	(0.47)	(0.46)	(0.47)
Net Asset Value, End of Period	$10.41		$ 9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	8.68%		(3.78)%	5.53%	6.10%	1.77%	4.81%

Ratios to Average Net Assets:
Net expenses	0.88	% [4]	0.89%	0.89%	0.93%	0.90%	0.93%
Net investment income	4.91	% [4]	4.88%	4.76%	4.36%	4.25%	4.24%
Expense waiver/reimbursement [5]	0.09	% [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$563,603		$257,234	$213,721	$137,545	$92,425	$71,788
Portfolio turnover	23%		45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.20		0.45	0.44	0.42	0.40	0.40 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59		(0.89)	0.07	0.15	(0.26)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.79		(0.44)	0.51	0.57	0.14	0.45
Less Distributions:
Distributions from net investment income	(0.21)		(0.46)	(0.45)	(0.42)	(0.41)	(0.41)
Net Asset Value, End of Period	$10.41		$ 9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	8.39%		(4.30)%	4.97%	5.55%	1.25%	4.29%

Ratios to Average Net Assets:
Net expenses	1.43	% [4]	1.43%	1.43%	1.45%	1.40%	1.42%
Net investment income	4.33	% [4]	4.32%	4.19%	3.79%	3.72%	3.75%
Expense waiver/reimbursement [5]	0.09	% [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,933		$29,278	$32,126	$38,825	$49,205	$59,784
Portfolio turnover	23%		45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.21		0.46	0.45	0.42	0.40	0.41 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59		(0.90)	0.07	0.15	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.80		(0.44)	0.52	0.57	0.14	0.45
Less Distributions:
Distributions from net investment income	(0.22)		(0.46)	(0.46)	(0.42)	(0.41)	(0.41)
Net Asset Value, End of Period	$10.41		$ 9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	8.41%		(4.27)%	5.01%	5.60%	1.28%	4.30%

Ratios to Average Net Assets:
Net expenses	1.39	% [4]	1.40%	1.39%	1.40%	1.38%	1.40%
Net investment income	4.39	% [4]	4.37%	4.24%	3.85%	3.75%	3.78%
Expense waiver/reimbursement [5]	0.09	% [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$86,651		$49,250	$43,205	$40,763	$44,838	$54,449
Portfolio turnover	23%		45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.22		0.49	0.47	0.45	0.43	0.44 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59		(0.90)	0.08	0.15	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.81		(0.41)	0.55	0.60	0.17	0.48
Less Distributions:
Distributions from net investment income	(0.23)		(0.49)	(0.49)	(0.45)	(0.44)	(0.44)
Net Asset Value, End of Period	$10.41		$ 9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	8.56%		(3.99)%	5.30%	5.91%	1.56%	4.56%

Ratios to Average Net Assets:
Net expenses	1.10	% [4]	1.11%	1.11%	1.10%	1.10%	1.11%
Net investment income	4.67	% [4]	4.67%	4.55%	4.22%	4.03%	4.09%
Expense waiver/reimbursement [5]	0.09	% [4]	0.17%	0.19%	0.20%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,550		$100,899	$81,501	$46,497	$27,591	$29,171
Portfolio turnover	23%		45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,086.80	$4.58
Class B Shares	$1,000	$1,083.90	$7.43
Class C Shares	$1,000	$1,084.10	$7.22
Class K Shares	$1,000	$1,085.60	$5.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.54	$4.43
Class B Shares	$1,000	$1,017.80	$7.19
Class C Shares	$1,000	$1,018.00	$6.99
Class K Shares	$1,000	$1,019.45	$5.54

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.88%
Class B Shares	1.43%
Class C Shares	1.39%
Class K Shares	1.10%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	33.4%
Mortgage-Backed Securities [3]	31.7%
U.S. Treasury and Agency Securities	23.0%
Collateralized Mortgage Obligations	8.9%
Asset-Backed Securities	0.6%
Derivative Contracts [4]	(0.2)%
Securities Lending Collateral [5]	17.9%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	5.6%
Other Assets and Liabilities - Net [9]	(20.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock, preferred stock and municipal securities.

7 Represents less than 0.1%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--26.8%
		Basic Industry - Chemicals--0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,139,755
2,760,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,767,960
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,105,895
2,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,891,985
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	511,317
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,842,418
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,628,810
		TOTAL	12,888,140
		Basic Industry - Metals & Mining--0.8%
650,000		Alcan, Inc., 5.00%, 6/1/2015	568,353
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,162,651
2,420,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,476,580
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,637,476
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,745,926
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,281,100
3,750,000		Barrick Gold Corp., 6.95%, 4/1/2019	3,967,694
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,168,527
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	430,439
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	993,132
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,930,246
2,410,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,359,491
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,377,987
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,024,014
		TOTAL	29,123,616
		Basic Industry - Paper--0.2%
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	900,900
342,000		Westvaco Corp., 7.65%, 3/15/2027	309,165
2,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,445,750
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,076,380
		TOTAL	6,732,195
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.4%
$470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$475,294
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	563,367
100,000		Boeing Capital Corp., Sr. Note, Series XI, 2.243%, 11/15/2009	98,392
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,763,897
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,669,875
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,971,029
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,288,964
		TOTAL	14,830,818
		Capital Goods - Building Materials--0.0%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,544,893
		Capital Goods - Construction Machinery--0.3%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	413,031
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,502,962
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	58,709
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	550,432
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,583,772
100,000		John Deere Capital Corp., Sr. Note, Series D, 1.404%, 12/18/2009	98,851
		TOTAL	9,207,757
		Capital Goods - Diversified Manufacturing--0.9%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,550,303
1,230,000		Emerson Electric Co., 4.875%, 10/15/2019	1,241,828
1,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	1,068,698
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,569,580
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,509,609
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	683,458
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	3,889,200
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,159,734
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,736,472
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,538,900
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	3,810,723
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	637,715
3,500,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	3,586,776
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,302,734
		TOTAL	34,285,730
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.0%
$1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	$1,614,683
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	903,194
		Communications - Media & Cable--0.6%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,217,298
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	4,852,822
3,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	3,726,977
1,270,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	1,429,028
5,000,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	5,739,615
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,167,671
		TOTAL	22,133,411
		Communications - Media Noncable--0.3%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,712,742
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	241,573
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	6,627,238
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,265,940
		TOTAL	10,847,493
		Communications - Telecom Wireless--0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,745,146
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,458,789
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	484,947
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	4,928,551
		TOTAL	17,617,433
		Communications - Telecom Wirelines--1.3%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	29,967,938
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	101,547
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,231,250
1,250,000		SBC Communications, Inc., 5.10%, 9/15/2014	1,295,374
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	194,744
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	2,053,507
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,286,494
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,781,844
1,840,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,956,797
500,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	509,123
		TOTAL	47,378,618
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.6%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	$4,271,788
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	4,707,169
3,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,437,492
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,021,463
126,000	[1,2]	GMAC LLC, Series 144A, 6.00%, 4/1/2011	111,556
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	3,004,340
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	3,872,905
		TOTAL	22,426,713
		Consumer Cyclical - Entertainment--0.5%
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,063,936
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,445,869
10,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	10,496,220
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,090,262
		TOTAL	17,096,287
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	638,447
		Consumer Cyclical - Retailers--0.5%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,875,195
700,550	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	554,201
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	532,597
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,984,378
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,481,526
500,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	512,295
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,252,678
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	227,171
1,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	994,401
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,933,707
250,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	272,786
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	759,678
		TOTAL	18,380,613
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,363,489
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	210,649
		TOTAL	2,574,138
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Textile--0.0%
$60,000		V.F. Corp., Note, 8.50%, 10/1/2010	$63,621
		Consumer Non-Cyclical Food/Beverage--1.6%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,986,028
3,100,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	3,526,965
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,420,814
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,527,134
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	107,871
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,614,202
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,480
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,586,139
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,086,588
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,953,045
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,122,718
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	483,979
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,243,791
9,950,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	10,368,164
2,630,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,783,358
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,695,426
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	175,635
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	250,558
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,676,471
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,060,372
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,389,758
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,792,001
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,010,000
		TOTAL	58,961,497
		Consumer Non-Cyclical Health Care--0.5%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	1,080,092
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,188,969
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	907,618
10,000,000		Quest Diagnostics, Inc., 5.125%, 11/1/2010	10,320,060
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	3,692,258
		TOTAL	19,188,997
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.9%
$9,670,000		Abbott Laboratories, 5.15%, 11/30/2012	$10,565,121
500,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	538,133
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,153,033
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,316,982
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	438,930
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,747,640
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	11,745,943
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	727,012
		TOTAL	33,232,794
		Consumer Non-Cyclical Products--0.2%
500,000		Avon Products, Inc., Series B, 7.15%, 11/15/2009	511,262
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,000,420
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,865,724
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	712,638
445,000		Snap-On, Inc., 6.25%, 8/15/2011	468,490
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,096,993
		TOTAL	7,655,527
		Consumer Non-Cyclical Supermarkets--0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,486,984
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,117,096
		TOTAL	7,604,080
		Consumer Non-Cyclical Tobacco--0.5%
3,350,000		Altria Group, Inc., 9.25%, 8/6/2019	3,786,320
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,332,362
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,575,911
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	4,543,750
		TOTAL	18,238,343
		Energy--0.1%
2,250,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,286,937
		Energy - Independent--0.6%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,129,450
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,836,229
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,501,973
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,889,366
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--continued
$400,000		Occidental Petroleum Corp., Deb., 10.125%, 9/15/2009	$408,146
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,699,184
230,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	228,684
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	5,463,410
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	607,335
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	917,663
		TOTAL	20,681,440
		Energy - Integrated--0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	119,938
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	9,427,300
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,163,332
972,300	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	993,411
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,267,624
		TOTAL	17,971,605
		Energy - Oil Field Services--0.1%
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,821,453
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	2,611,429
		TOTAL	4,432,882
		Energy - Refining--0.1%
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,555,376
840,000		Valero Energy Corp., 9.375%, 3/15/2019	944,486
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	861,808
		TOTAL	5,361,670
		Financial Institution - Banking--4.7%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,691,807
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,203,122
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,794,831
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,183,523
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,321,875
550,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	566,473
1,370,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,433,576
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,856,104
3,000,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	3,099,645
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	$19,952,353
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,713,882
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,004,529
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	160,761
537,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	580,855
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,587,683
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,028,370
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,253,320
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,295,000
1,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	1,032,017
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,335,851
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,066,548
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,522,901
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	867,828
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	9,120,671
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	964,841
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,056,153
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	49,787
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	149,482
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,046,419
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,230,676
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,640,777
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	503,591
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,508,722
1,500,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,577,688
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,637,805
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,491,289
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	80,242
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,627,727
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,258,612
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	192,668
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	829,742
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	602,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	$11,823,929
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	251,493
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	606,167
50,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	50,752
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,014,912
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,834,664
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,537,672
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	748,841
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,951,348
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,029,278
1,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	918,699
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,066,514
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,957,821
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,061,201
1,424,170	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	679,571
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	80,892
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,644,514
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	680,472
1,810,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,817,831
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,237,776
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	932,125
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,205,710
12,120,000		Wachovia Corp., 5.75%, 2/1/2018	11,407,843
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,594,865
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,673,751
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,026,081
		TOTAL	173,957,093
		Financial Institution - Brokerage--0.6%
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,285,316
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	2,753,283
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,360,037
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,746,059
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	619,179
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$2,900,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	$2,291,017
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	366,152
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	266,875
440,000		Nuveen Investments, 5.00%, 9/15/2010	374,000
440,000		Nuveen Investments, 5.50%, 9/15/2015	160,600
		TOTAL	21,222,518
		Financial Institution - Finance Noncaptive--1.9%
3,895,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	4,036,234
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	6,218,980
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,145,937
500,000		American General Finance Corp., 4.00%, 3/15/2011	310,115
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,467,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,621,422
5,070,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,411,848
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	26,187
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	41,183
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,577,551
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	488,938
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,045,923
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,612,039
1,250,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,213,107
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,974,068
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	200,224
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	974,182
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	980,351
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,391,000
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,853,874
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	918,340
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	50,499
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	395,000
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,362,300
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	5,787,905
500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	448,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	$835,000
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	628,283
		TOTAL	69,016,115
		Financial Institution - Insurance - Health--0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,057,376
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,319,545
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,617,675
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,217,523
		TOTAL	12,212,119
		Financial Institution - Insurance - Life--0.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,018,682
1,450,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	1,488,153
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,504,058
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,044,546
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,029,270
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,413,645
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,528,925
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	901,881
		TOTAL	17,929,160
		Financial Institution - Insurance - P&C--0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	8,937,642
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,574,945
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,563,902
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	394,043
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	1,956,271
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,663,407
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	733,845
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	670,768
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,340,812
2,187,000		Penn Central Corp., Sub. Note, 10.875%, 5/1/2011	1,883,528
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,656,693
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,439,166
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,127,250
		TOTAL	32,942,272
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.4%
$2,920,000		AMB Property LP, 6.30%, 6/1/2013	$2,606,232
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	646,937
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	852,723
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	3,564,836
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	3,138,847
3,500,000		Simon Property Group LP, 6.75%, 5/15/2014	3,518,904
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,393,095
		TOTAL	15,721,574
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	921,990
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	509,198
		Municipal Services--0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	529,182
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,059,037
		TOTAL	1,588,219
		Sovereign--0.1%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,467,035
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	3,970,396
		TOTAL	5,437,431
		Technology--1.3%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	995,984
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,735,074
890,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	950,335
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,839,873
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,052,514
5,485,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	5,449,323
4,200,000		Harris Corp., 5.95%, 12/1/2017	3,710,413
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,839,081
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,026,716
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,792,963
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,123,943
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	551,102
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	153,691
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	$4,066,345
1,000,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,103,248
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,134,589
1,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	973,158
		TOTAL	48,498,352
		Transportation - Airlines--0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,238,541
		Transportation - Railroads--0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,721,050
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,083,273
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,602,234
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	312,881
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	3,965,212
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,549,693
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,246,968
		TOTAL	16,481,311
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,748,622
500,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	500,361
		TOTAL	2,248,983
		Utility - Electric--2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,380,493
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	3,696,027
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	676,804
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,014,124
1,500,000		Consolidated Edison Co., 5.85%, 4/1/2018	1,535,436
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	718,837
1,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,243,100
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,513,500
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	2,992,182
2,990,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	3,225,426
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	261,195
250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	250,360
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,563,683
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	$3,047,432
2,462,032	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,402,824
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,886,229
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,025,899
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,787,664
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	883,709
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	749,168
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,196,532
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	818,369
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	724,981
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	5,233,972
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,509,454
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,514,302
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,730,235
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	6,685,337
		TOTAL	75,267,274
		Utility - Natural Gas Distributor--0.3%
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,964,828
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,410,822
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,724,039
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,491,033
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,251,941
		TOTAL	12,842,663
		Utility - Natural Gas Pipelines--0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	623,987
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,233,557
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,499,668
3,285,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	3,670,705
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,217,972
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,290,138
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,352,368
		TOTAL	19,888,395
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,002,600,132)	997,826,780
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
$27,118		FNMA ARM 681769, 4.210%, 1/01/2033	$27,420
		Government National Mortgage Association--0.0%
2,959		GNMA2 ARM 80201, 30 Year, 5.375%, 5/20/2028	3,081
1,700		GNMA2 ARM 8717, 4.125%, 10/20/2025	1,763
		TOTAL	4,844
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $32,797)	32,264
		ASSET-BACKED SECURITIES--0.6%
		Commercial Mortgage--0.6%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	6,485,399
18,680,000		Morgan Stanley Capital, Inc., Class A4, 5.881%, 6/11/2049	13,961,886
		TOTAL	20,447,285
		Financial Institution - Finance Noncaptive--0.0%
388,919		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	203,650
		Home Equity Loan--0.0%
24,448	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	15,891
		Utility - Electric--0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,039,737
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $27,355,003)	21,706,563
		GOVERNMENT AGENCIES--9.6%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,544,202
1,000,000		Federal Farm Credit System, Bond, 4.20%, 2/19/2015	1,012,552
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,080,051
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,083,527
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,017,087
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,025,173
2,000,000		Federal Farm Credit System, Bond, 6.00%, 6/1/2016	2,000,255
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,618,373
80,000,000	[6]	Federal Home Loan Bank System, 3.375%, 8/13/2010	82,505,040
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	46,793,952
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	506,059
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$1,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	$1,058,190
1,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	1,068,914
1,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	1,086,884
1,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	1,065,103
1,000,000		Federal Home Loan Bank System, Bond, 5.10%, 10/22/2012	1,015,901
1,000,000		Federal Home Loan Bank System, Bond, 5.125%, 12/7/2012	1,020,807
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,040,896
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	149,167
750,000		Federal Home Loan Bank System, Bond, Series 1G-2015, 4.45%, 2/12/2015	763,212
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	488,312
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	150,330
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	549,382
20,000,000	[6]	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,378,100
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	42,706,340
55,000,000	[6]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,896,355
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,797
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 7/2/2013	2,007,399
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,527,323
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,069,204
500,000		Federal Home Loan Mortgage Corp., Note, 5.70%, 10/2/2017	508,107
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.80%, 7/2/2018	2,009,049
15,000,000	[6]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,827,751
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,238,292
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,582,483
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	519,574
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,011,065
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,038,471
1,000,000		Federal National Mortgage Association, Unsecd. Note, 4.44%, 1/14/2014	1,021,388
1,000,000		Federal National Mortgage Association, Unsecd. Note, 5.52%, 1/26/2017	1,029,770
2,100,000		Federal National Mortgage Association, Unsecd. Note, 5.65%, 3/9/2020	2,102,604
15,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	15,141
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,144,176
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $339,535,581)	355,712,758
Principal Amount			Value
		GOVERNMENTS/AGENCIES--0.6%
		Sovereign--0.6%
$17,200,000		Brazil, Government of, 6.00%, 1/17/2017	$17,759,000
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,825,955
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,874,833)	21,584,955
		U.S. TREASURY--11.5%
		U.S. Treasury Bonds--1.4%
25,000,000	[6]	United States Treasury Bond, 3.50%, 2/15/2039	21,566,405
30,000,000	[7]	United States Treasury Bond, 4.50%, 5/15/2038	30,834,375
		TOTAL	52,400,780
		U.S. Treasury Notes--10.1%
125,000,000	[6]	United States Treasury Note, 1.875%, 4/30/2014	122,446,288
40,000,000	[6]	United States Treasury Note, 2.375%, 3/31/2016	38,434,376
198,600,000	[6]	United States Treasury Note, 3.125%, 5/15/2019	193,122,989
19,820,000	[6]	United States Treasury Note, 4.00%, 8/15/2018	20,712,675
200,000		United States Treasury Note, 5.00%, 8/15/2011	217,720
100,000		United States Treasury Note, 6.50%, 2/15/2010	104,309
		TOTAL	375,038,357
		TOTAL U.S. TREASURY (IDENTIFIED COST $442,580,169)	427,439,137
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
339,119		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	360,262
150,080		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	159,453
34,766		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	35,294
48,565		Federal Home Loan Mortgage Corp., Pool M80777, 4.50%, 9/1/2009	48,759
		TOTAL	603,768
		Federal National Mortgage Association--0.1%
251,193		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	261,280
109,562		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	110,924
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--continued
$165,356		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	$174,799
10,221		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	10,604
547,038		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	572,423
		TOTAL	1,130,030
		Government National Mortgage Association--0.0%
37,579		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	40,798
1,864		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,022
4,313		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,683
1,454		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,578
3,101		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,368
347		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	376
238,429		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	255,758
8,851		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	9,642
9,151		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	9,815
1,780		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,909
394,853		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	400,202
95,110		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	103,615
		TOTAL	833,766
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,447,534)	2,567,564
		COLLATERALIZED MORTGAGE OBLIGATIONS--3.7%
		Commercial Mortgage--3.7%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	17,410,176
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.745%, 2/10/2051	3,798,079
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,857,595
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	16,237,764
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	17,672,512
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Commercial Mortgage--continued
$15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	$14,262,482
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.149%, 4/15/2041	12,393,048
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,653,499
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	3,152,174
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,139,076
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	7,279,955
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	5,273,563
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.650%, 6/13/2042	18,130,222
		TOTAL	138,260,145
		Federal National Mortgage Association--0.0%
21,140		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	23,584
9,627		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	10,919
		TOTAL	34,503
		Government National Mortgage Association--0.0%
349,481		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	355,532
		Non-Agency Mortgage--0.0%
9,183	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.523%, 1/28/2027	4,592
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $168,978,504)	138,654,772
		MUNICIPAL--0.0%
100,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series A2), 3.74% Bonds (Assured Guaranty Corp. GTD), 6/1/2009 (IDENTIFIED COST $100,000)	100,009
		PREFERRED STOCK--0.0%
		Finance - Commercial--0.0%
26	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $8,185)	10,968
Shares			Value
		MUTUAL FUNDS--64.1% [8]
3,123,513		Emerging Markets Fixed Income Core Fund	$63,222,160
125,535,494		Federated Mortgage Core Portfolio	1,259,121,006
44,912,900		High Yield Bond Portfolio	242,080,530
822,358,087	[9,10]	Prime Value Obligations Fund, Institutional Shares, 0.87%	822,358,087
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,366,810,465)	2,386,781,783
		TOTAL INVESTMENTS--117.0% (IDENTIFIED COST $4,370,323,203) [11]	4,352,417,553
		OTHER ASSETS AND LIABILITIES - NET--(17.0)% [12]	(631,079,783)
		TOTAL NET ASSETS--100%	$3,721,337,770

At May 31, 2009, the Fund had the following open futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[4]	Germany Euro Bund Eurex Deutschland Long Futures	1,265	$151,205,450	June 2009	$ (7,891,260)
[4]	Germany Euro Schatz Eurex Deutschland Long Futures	1,043	$112,821,310	June 2009	$ (358,301)
[4]	Germany Euro Schatz Eurex Deutschland Long Futures	347	$ 37,417,010	September 2009	$ 84,375
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,165,186)

Net Unrealized Depreciation on Futures Contracts is included in "Other Assets and
Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $60,597,380, which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2009, these liquid restricted securities amounted to $60,597,380 which represented 1.6% of total net assets.

3 JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.

4 Non-income producing security.

5 Issuer in default.

6 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

7 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

8 Affiliated companies.

9 All or portion of this security is held as collateral for securities lending.

10 7-Day net yield.

11 The cost of investments for federal tax purposes amounts to $4,370,243,689.

12 Assets other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds**	$2,386,781,783	$(8,165,186)
Level 2--Other Significant Observable Inputs	$1,965,635,770	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$4,352,417,553	$(8,165,186)

* Other financial instruments include futures contracts.

** Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, including $2,386,781,783 of investments in affiliated issuers (Note 5) and $656,977,679 of securities loaned (identified cost $4,370,323,203)		$4,352,417,553
Income receivable		22,305,693
Income receivable from affiliated issuers		7,824,202
Receivable for investments sold		1,354,738
Receivable for shares sold		25,827,634
Receivable for daily variation margin		766,909
Other assets		124,669
TOTAL ASSETS		4,410,621,398
Liabilities:
Payable for investments purchased	$7,868,532
Payable for shares redeemed	6,976,531
Income distribution payable	6,204,491
Payable for collateral due to broker for securities lending	667,574,000
Payable for Directors'/Trustees' fees	121
Payable for distribution services fee (Note 5)	295,576
Payable for shareholder services fees (Note 5)	300,645
Accrued expenses	63,732
TOTAL LIABILITIES		689,283,628
Net assets for 357,351,553 shares outstanding		$3,721,337,770
Net Assets Consist of:
Paid-in capital		$3,746,759,145
Net unrealized depreciation of investments and futures contracts		(26,070,836)
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		4,418,010
Distributions in excess of net investment income		(3,768,549)
TOTAL NET ASSETS		$3,721,337,770

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,641,323,836 ÷ 157,611,308 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share	$10.41
Institutional Service Shares:
Net asset value per share ($1,243,277,844 ÷ 119,391,126 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share	$10.41
Class A Shares:
Net asset value per share ($563,602,572 ÷ 54,120,716 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share (100/95.50 of $10.41)	$10.90
Redemption proceeds per share	$10.41
Class B Shares:
Net asset value per share ($35,932,932 ÷ 3,450,531 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share (94.50/100 of $10.41)	$9.84
Class C Shares:
Net asset value per share ($86,650,722 ÷ 8,320,781 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share (99.00/100 of $10.41)	$10.31
Class K Shares:
Net asset value per share ($150,549,864 ÷ 14,457,091 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share	$10.41

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$47,561,906
Interest (including income on securities loaned $2,287,123)		44,853,236
Investment income allocated from affiliated partnership (Note 5)		249,425
TOTAL INCOME		92,664,567
Expenses:
Investment adviser fee (Note 5)	$5,324,859
Administrative personnel and services fee (Note 5)	1,247,031
Custodian fees	59,207
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	147,565
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	285,010
Transfer and dividend disbursing agent fees and expenses--Class A Shares	72,584
Transfer and dividend disbursing agent fees and expense--Class B Shares	14,098
Transfer and dividend disbursing agent fees and expenses--Class C Shares	16,232
Transfer and dividend disbursing agent fees and expenses--Class K Shares	157,635
Directors'/Trustees' fees	13,891
Auditing fees	12,665
Legal fees	2,883
Portfolio accounting fees	118,276
Distribution services fee--Institutional Service Shares (Note 5)	1,429,594
Distribution services fee--Class A Shares (Note 5)	476,958
Distribution services fee--Class B Shares (Note 5)	121,378
Distribution services fee--Class C Shares (Note 5)	244,769
Distribution services fee--Class K Shares (Note 5)	302,046
Shareholder services fee--Institutional Service Shares (Note 5)	1,235,347
Shareholder services fee--Class A Shares (Note 5)	466,879
Shareholder services fee--Class B Shares (Note 5)	40,459
Shareholder services fee--Class C Shares (Note 5)	70,645
Account administration fee--Institutional Service Shares	176,075
Account administration fee--Class A Shares	9,215
Account administration fee--Class C Shares	10,199

Statement of Operations - continued

Expenses--continued:
Share registration costs		$78,711
Printing and postage		48,845
Insurance premiums		5,498
Taxes		110,538
Miscellaneous		8,085
EXPENSES BEFORE ALLOCATION		12,307,177
Expenses allocated from affiliated partnership (Note 5)		1,561
TOTAL EXPENSES		12,308,738
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,478,884)
Waiver of administrative personnel and services fee	(23,997)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(66,988)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(222,269)
Waiver of distribution services fee--Institutional Service Shares	(1,143,675)
Waiver of distribution services fee--Class K Shares	(150)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,935,963)
Net expenses			$9,372,775
Net investment income			83,291,792
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $98,705 on sales of investments in affiliated issuers) (Note 5)			14,453,768
Net realized gain on futures contracts			18,405,579
Net realized gain on swap contracts			2,800,011
Net realized loss in investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(900,638)
Net change in unrealized appreciation of futures contracts			(16,550,312)
Net change in unrealized appreciation of swap contracts			(1,848,897)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			167,281,662
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			183,641,173
Change in net assets resulting from operations			$266,932,965

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$83,291,792	$136,093,737
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	34,758,720	(27,642,694)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	148,882,453	(213,146,731)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	266,932,965	(104,695,688)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(42,047,762)	(69,629,319)
Institutional Service Shares	(31,179,984)	(47,313,787)
Class A Shares	(9,703,607)	(12,036,959)
Class B Shares	(751,809)	(1,370,865)
Class C Shares	(1,505,857)	(2,007,736)
Class K Shares	(2,985,062)	(4,432,831)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(88,174,081)	(136,791,497)
Share Transactions:
Proceeds from sale of shares	1,193,623,553	1,613,612,668
Proceeds from shares issued in connection with tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	67,356,342	--
Proceeds from shares issued in connection with tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	11,733,769	--
Net asset value of shares issued to shareholders in payment of distributions declared	48,231,703	65,105,496
Cost of shares redeemed	(591,977,078)	(900,150,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	728,968,289	778,568,049
Change in net assets	907,727,173	537,080,864
Net Assets:
Beginning of period	2,813,610,597	2,276,529,733
End of period (including undistributed (distributions in excess of) net investment income of $(3,768,549) and $1,113,740, respectively)	$3,721,337,770	$2,813,610,597

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254

1 Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation [2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,148,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354

2 Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value" in the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain (loss) on swap contracts" in the Statement of Operations.

At May 31, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$656,977,679	$667,574,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	Receivable for daily variation margin	$(8,165,186)*	--	--

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ --	$18,405,579	$18,405,579
Credit contracts	2,800,011	--	$ 2,800,011
TOTAL	$2,800,011	$18,405,579	$21,205,590

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ --	$(16,550,312)	$(16,550,312)
Credit contracts	(1,848,897)	--	$ (1,848,897)
TOTAL	$(1,848,897)	$(16,550,312)	$(18,399,209)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	43,823,128	$446,720,912	60,364,599	$635,401,913
Shares issued in connection with tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	6,571,350	67,356,342	--	--
Shares issued in connection with tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	1,148,319	11,733,769	--	--
Shares issued to shareholders in payment of distributions declared	1,084,527	11,094,605	1,549,714	16,149,019
Shares redeemed	(26,466,166)	(269,510,454)	(37,641,424)	(392,258,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	26,161,158	$267,395,174	24,272,889	$259,292,809

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,028,236	$285,990,954	67,090,361	$699,771,045
Shares issued to shareholders in payment of distributions declared	2,354,260	24,079,707	3,079,236	32,001,318
Shares redeemed	(21,234,022)	(215,955,420)	(30,398,897)	(316,197,243)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,148,474	$94,115,241	39,770,700	$415,575,120

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	33,419,783	$341,400,120	17,314,767	$180,039,674
Shares issued to shareholders in payment of distributions declared	839,188	8,595,262	989,039	10,325,220
Shares redeemed	(6,298,184)	(64,188,825)	(12,064,296)	(124,665,987)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	27,960,787	$285,806,557	6,239,510	$65,698,907

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	908,578	$9,257,601	817,712	$8,524,818
Shares issued to shareholders in payment of distributions declared	60,032	613,957	107,308	1,123,137
Shares redeemed	(495,764)	(5,047,376)	(941,764)	(9,811,367)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	472,846	$4,824,182	(16,744)	$(163,412)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,013,482	$40,937,077	2,425,332	$25,157,992
Shares issued to shareholders in payment of distributions declared	92,559	947,782	110,719	1,156,803
Shares redeemed	(793,857)	(8,077,063)	(1,554,449)	(16,183,155)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,312,184	$33,807,796	981,602	$10,131,640

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,777,257	$69,316,889	6,161,539	$64,717,226
Shares issued to shareholders in payment of distributions declared	283,460	2,900,390	416,588	4,349,999
Shares redeemed	(2,864,844)	(29,197,940)	(3,913,390)	(41,034,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	4,195,873	$43,019,339	2,664,737	$28,032,985
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	71,251,322	$728,968,289	73,912,694	$778,568,049

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $4,370,243,689. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in futures contracts was $17,826,136. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,407,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,233,729.

At November 30, 2008, the Fund had a capital loss carryforward of $29,601,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 806,536
2016	$28,794,543

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to January 31, 2009, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $1,252,389 of its fee. For the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $289,257 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $23,997 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FSC voluntarily waived $1,143,825 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $853,799 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $67,131 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $226,495. Transactions with affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	--	3,123,513	--	3,123,513	$ 63,222,160	$ 249,425
Federated Mortgage Core Portfolio	138,215,528	9,831,901	22,511,935	125,535,494	$1,259,121,006	$36,878,073
High Yield Bond Portfolio	28,990,345	15,922,555	--	44,912,900	$ 242,080,530	$10,243,087
Prime Value Obligations Fund, Institutional Shares	259,906,536	2,672,229,539	2,109,777,988	822,358,087	$ 822,358,087	$ 440,746
TOTAL OF AFFILIATED TRANS-ACTIONS	427,112,409	2,701,107,508	2,132,289,923	995,929,994	$2,386,781,783	$47,811,331

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$394,732,710
Sales	$256,218,116

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28555 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2009

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005 [1]	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.73	$10.67	$10.52	$10.79	$10.75
Income From Investment Operations:
Net investment income	0.25		0.57	0.56	0.53	0.51	0.52 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.60		(0.90)	0.06	0.15	(0.26)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.85		(0.33)	0.62	0.68	0.25	0.56
Less Distributions:
Distributions from net investment income	(0.27)		(0.57)	(0.56)	(0.53)	(0.52)	(0.52)
Net Asset Value, End of Period	$10.41		$ 9.83	$10.73	$10.67	$10.52	$10.79
Total Return [3]	8.97%		(3.26)%	6.09%	6.70%	2.32%	5.35%

Ratios to Average Net Assets:
Net expenses	0.35	% [4]	0.36%	0.36%	0.35%	0.35%	0.36%
Net investment income	5.41	% [4]	5.41%	5.29%	4.92%	4.79%	4.82%
Expense waiver/reimbursement [5]	0.10	% [4]	0.17%	0.20%	0.31%	0.46%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,641,324		$1,292,720	$1,149,888	$813,367	$605,292	$532,223
Portfolio turnover	23%		45%	36%	56%	37%	16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2009		2008	2007	2006	2005	[1]	2004
Net Asset Value, Beginning of Period	$ 9.83		$10.73	$10.67	$10.52	$10.79		$10.75
Income From Investment Operations:
Net investment income	0.24		0.54	0.52	0.50	0.48		0.49 [2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59		(0.90)	0.07	0.15	(0.26)		0.04
TOTAL FROM INVESTMENT OPERATIONS	0.83		(0.36)	0.59	0.65	0.22		0.53
Less Distributions:
Distributions from net investment income	(0.25)		(0.54)	(0.53)	(0.50)	(0.49)		(0.49)
Net Asset Value, End of Period	$10.41		$ 9.83	$10.73	$10.67	$10.52		$10.79
Total Return [3]	8.81%		(3.55)%	5.79%	6.39%	2.03	% [4]	5.03%

Ratios to Average Net Assets:
Net expenses	0.65	% [5]	0.65%	0.64%	0.65%	0.64%		0.66%
Net investment income	5.11	% [5]	5.13%	4.99%	4.61%	4.49%		4.52%
Expense waiver/reimbursement [6]	0.33	% [5]	0.39%	0.40%	0.42%	0.44%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,243,278		$1,084,231	$756,089	$644,797	$612,226		$624,721
Portfolio turnover	23%		45%	36%	56%	37%		16%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2008 to May 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2008	Ending Account Value 5/31/2009	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,089.70	$1.82
Institutional Service Shares	$1,000	$1,088.10	$3.38
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.19	$1.77
Institutional Service Shares	$1,000	$1,021.69	$3.28

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.35%
Institutional Service Shares	0.65%

Portfolio of Investments Summary Table (unaudited)

At May 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	33.4%
Mortgage-Backed Securities [3]	31.7%
U.S. Treasury and Agency Securities	23.0%
Collateralized Mortgage Obligations	8.9%
Asset-Backed Securities	0.6%
Derivative Contracts [4]	(0.2)%
Securities Lending Collateral [5]	17.9%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	5.6%
Other Assets and Liabilities - Net [9]	(20.9)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts (as applicable). Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock, preferred stock and municipal securities.

7 Represents less than 0.1%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--26.8%
		Basic Industry - Chemicals--0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,139,755
2,760,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,767,960
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,105,895
2,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	2,891,985
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	511,317
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,842,418
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,628,810
		TOTAL	12,888,140
		Basic Industry - Metals & Mining--0.8%
650,000		Alcan, Inc., 5.00%, 6/1/2015	568,353
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,162,651
2,420,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,476,580
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,637,476
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,745,926
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,281,100
3,750,000		Barrick Gold Corp., 6.95%, 4/1/2019	3,967,694
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,168,527
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	430,439
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	993,132
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,930,246
2,410,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	2,359,491
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,377,987
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,024,014
		TOTAL	29,123,616
		Basic Industry - Paper--0.2%
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	900,900
342,000		Westvaco Corp., 7.65%, 3/15/2027	309,165
2,700,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,445,750
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,076,380
		TOTAL	6,732,195
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.4%
$470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	$475,294
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	563,367
100,000		Boeing Capital Corp., Sr. Note, Series XI, 2.243%, 11/15/2009	98,392
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,763,897
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,669,875
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	2,971,029
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,288,964
		TOTAL	14,830,818
		Capital Goods - Building Materials--0.0%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,544,893
		Capital Goods - Construction Machinery--0.3%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	413,031
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,502,962
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	58,709
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	550,432
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,583,772
100,000		John Deere Capital Corp., Sr. Note, Series D, 1.404%, 12/18/2009	98,851
		TOTAL	9,207,757
		Capital Goods - Diversified Manufacturing--0.9%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,550,303
1,230,000		Emerson Electric Co., 4.875%, 10/15/2019	1,241,828
1,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	1,068,698
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,569,580
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,509,609
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	683,458
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	3,889,200
2,000,000	[1,2]	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,159,734
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,736,472
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,538,900
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	3,810,723
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	637,715
3,500,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	3,586,776
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,302,734
		TOTAL	34,285,730
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Environmental--0.0%
$1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	$1,614,683
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	903,194
		Communications - Media & Cable--0.6%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,217,298
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	4,852,822
3,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	3,726,977
1,270,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	1,429,028
5,000,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	5,739,615
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,167,671
		TOTAL	22,133,411
		Communications - Media Noncable--0.3%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,712,742
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	241,573
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	6,627,238
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,265,940
		TOTAL	10,847,493
		Communications - Telecom Wireless--0.5%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,745,146
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,458,789
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	484,947
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	4,928,551
		TOTAL	17,617,433
		Communications - Telecom Wirelines--1.3%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	29,967,938
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	101,547
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,231,250
1,250,000		SBC Communications, Inc., 5.10%, 9/15/2014	1,295,374
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	194,744
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	2,053,507
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,286,494
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,781,844
1,840,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,956,797
500,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	509,123
		TOTAL	47,378,618
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--0.6%
$4,660,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	$4,271,788
4,950,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	4,707,169
3,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,437,492
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,021,463
126,000	[1,2]	GMAC LLC, Series 144A, 6.00%, 4/1/2011	111,556
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	3,004,340
4,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	3,872,905
		TOTAL	22,426,713
		Consumer Cyclical - Entertainment--0.5%
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,063,936
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,445,869
10,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	10,496,220
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,090,262
		TOTAL	17,096,287
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	638,447
		Consumer Cyclical - Retailers--0.5%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,875,195
700,550	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	554,201
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	532,597
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	3,984,378
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,481,526
500,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	512,295
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,252,678
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	227,171
1,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	994,401
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,933,707
250,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	272,786
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	759,678
		TOTAL	18,380,613
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,363,489
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	210,649
		TOTAL	2,574,138
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Textile--0.0%
$60,000		V.F. Corp., Note, 8.50%, 10/1/2010	$63,621
		Consumer Non-Cyclical Food/Beverage--1.6%
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	4,986,028
3,100,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	3,526,965
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,420,814
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,527,134
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	107,871
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,614,202
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,480
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,586,139
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,086,588
2,880,000		Kellogg Co., 4.25%, 3/6/2013	2,953,045
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,122,718
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	483,979
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,243,791
9,950,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	10,368,164
2,630,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,783,358
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,695,426
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	175,635
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	250,558
3,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	3,676,471
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,060,372
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,389,758
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,792,001
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,010,000
		TOTAL	58,961,497
		Consumer Non-Cyclical Health Care--0.5%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	1,080,092
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,188,969
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	907,618
10,000,000		Quest Diagnostics, Inc., 5.125%, 11/1/2010	10,320,060
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	3,692,258
		TOTAL	19,188,997
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Pharmaceuticals--0.9%
$9,670,000		Abbott Laboratories, 5.15%, 11/30/2012	$10,565,121
500,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	538,133
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,153,033
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,316,982
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	438,930
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,747,640
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	11,745,943
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	727,012
		TOTAL	33,232,794
		Consumer Non-Cyclical Products--0.2%
500,000		Avon Products, Inc., Series B, 7.15%, 11/15/2009	511,262
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,000,420
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,865,724
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	712,638
445,000		Snap-On, Inc., 6.25%, 8/15/2011	468,490
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,096,993
		TOTAL	7,655,527
		Consumer Non-Cyclical Supermarkets--0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,486,984
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,117,096
		TOTAL	7,604,080
		Consumer Non-Cyclical Tobacco--0.5%
3,350,000		Altria Group, Inc., 9.25%, 8/6/2019	3,786,320
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,332,362
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,575,911
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	4,543,750
		TOTAL	18,238,343
		Energy--0.1%
2,250,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,286,937
		Energy - Independent--0.6%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,129,450
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	3,836,229
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,501,973
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,889,366
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--continued
$400,000		Occidental Petroleum Corp., Deb., 10.125%, 9/15/2009	$408,146
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,699,184
230,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	228,684
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	5,463,410
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	607,335
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	917,663
		TOTAL	20,681,440
		Energy - Integrated--0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	119,938
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	9,427,300
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,163,332
972,300	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	993,411
1,200,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	1,267,624
		TOTAL	17,971,605
		Energy - Oil Field Services--0.1%
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,821,453
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	2,611,429
		TOTAL	4,432,882
		Energy - Refining--0.1%
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,555,376
840,000		Valero Energy Corp., 9.375%, 3/15/2019	944,486
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	861,808
		TOTAL	5,361,670
		Financial Institution - Banking--4.7%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,691,807
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,203,122
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,794,831
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,183,523
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	1,321,875
550,000	[3]	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	566,473
1,370,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	1,433,576
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	16,856,104
3,000,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	3,099,645
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	$19,952,353
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,713,882
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,004,529
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	160,761
537,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	580,855
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,587,683
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,028,370
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,253,320
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,295,000
1,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	1,032,017
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,335,851
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,066,548
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,522,901
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	867,828
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	9,120,671
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	964,841
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,056,153
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	49,787
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	149,482
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,046,419
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,230,676
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,640,777
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	503,591
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,508,722
1,500,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	1,577,688
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,637,805
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,491,289
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	80,242
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,627,727
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,258,612
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	192,668
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	829,742
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	602,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	$11,823,929
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	251,493
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	606,167
50,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	50,752
1,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	1,014,912
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,834,664
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,537,672
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	748,841
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,951,348
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,029,278
1,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	918,699
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,066,514
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,957,821
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,061,201
1,424,170	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	679,571
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	80,892
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,644,514
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	680,472
1,810,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,817,831
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,237,776
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	932,125
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,205,710
12,120,000		Wachovia Corp., 5.75%, 2/1/2018	11,407,843
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,594,865
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,673,751
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,026,081
		TOTAL	173,957,093
		Financial Institution - Brokerage--0.6%
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,285,316
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	2,753,283
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,360,037
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,746,059
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	619,179
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--continued
$2,900,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	$2,291,017
2,401,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	366,152
1,750,000	[4,5]	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	266,875
440,000		Nuveen Investments, 5.00%, 9/15/2010	374,000
440,000		Nuveen Investments, 5.50%, 9/15/2015	160,600
		TOTAL	21,222,518
		Financial Institution - Finance Noncaptive--1.9%
3,895,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	4,036,234
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	6,218,980
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,145,937
500,000		American General Finance Corp., 4.00%, 3/15/2011	310,115
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,467,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,621,422
5,070,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,411,848
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	26,187
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	41,183
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,577,551
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	488,938
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,045,923
6,840,000		General Electric Capital Corp., 5.625%, 5/1/2018	6,612,039
1,250,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,213,107
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	2,974,068
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	200,224
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	974,182
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	980,351
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,391,000
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,853,874
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	918,340
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	50,499
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	395,000
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,362,300
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	5,787,905
500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	448,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--continued
$1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	$835,000
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	628,283
		TOTAL	69,016,115
		Financial Institution - Insurance - Health--0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,057,376
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,319,545
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,617,675
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,217,523
		TOTAL	12,212,119
		Financial Institution - Insurance - Life--0.5%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,018,682
1,450,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	1,488,153
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,504,058
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,044,546
4,210,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,029,270
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,413,645
1,640,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,528,925
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	901,881
		TOTAL	17,929,160
		Financial Institution - Insurance - P&C--0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	8,937,642
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,574,945
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,563,902
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	394,043
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	1,956,271
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,663,407
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	733,845
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	670,768
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,340,812
2,187,000		Penn Central Corp., Sub. Note, 10.875%, 5/1/2011	1,883,528
2,600,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,656,693
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,439,166
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,127,250
		TOTAL	32,942,272
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.4%
$2,920,000		AMB Property LP, 6.30%, 6/1/2013	$2,606,232
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	646,937
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	852,723
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	3,564,836
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	3,138,847
3,500,000		Simon Property Group LP, 6.75%, 5/15/2014	3,518,904
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,393,095
		TOTAL	15,721,574
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	921,990
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	509,198
		Municipal Services--0.0%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	529,182
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,059,037
		TOTAL	1,588,219
		Sovereign--0.1%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,467,035
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	3,970,396
		TOTAL	5,437,431
		Technology--1.3%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	995,984
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,735,074
890,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	950,335
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,839,873
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,052,514
5,485,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	5,449,323
4,200,000		Harris Corp., 5.95%, 12/1/2017	3,710,413
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,839,081
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,026,716
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,792,963
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,123,943
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	551,102
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	153,691
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	$4,066,345
1,000,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,103,248
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,134,589
1,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	973,158
		TOTAL	48,498,352
		Transportation - Airlines--0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,238,541
		Transportation - Railroads--0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,721,050
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,083,273
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	1,602,234
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	312,881
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	3,965,212
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,549,693
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,246,968
		TOTAL	16,481,311
		Transportation - Services--0.1%
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,748,622
500,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	500,361
		TOTAL	2,248,983
		Utility - Electric--2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,380,493
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	3,696,027
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	676,804
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,014,124
1,500,000		Consolidated Edison Co., 5.85%, 4/1/2018	1,535,436
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	718,837
1,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,243,100
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,513,500
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	2,992,182
2,990,000	[1,2]	Electricite De France, 5.50%, 1/26/2014	3,225,426
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	261,195
250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	250,360
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,563,683
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	$3,047,432
2,462,032	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,402,824
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,886,229
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,025,899
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,787,664
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	883,709
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	749,168
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,196,532
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	818,369
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	724,981
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	5,233,972
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,509,454
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,514,302
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,730,235
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	6,685,337
		TOTAL	75,267,274
		Utility - Natural Gas Distributor--0.3%
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	1,964,828
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,410,822
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,724,039
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,491,033
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,251,941
		TOTAL	12,842,663
		Utility - Natural Gas Pipelines--0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	623,987
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,233,557
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,499,668
3,285,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	3,670,705
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,217,972
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,290,138
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,352,368
		TOTAL	19,888,395
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,002,600,132)	997,826,780
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
$27,118		FNMA ARM 681769, 4.210%, 1/01/2033	$27,420
		Government National Mortgage Association--0.0%
2,959		GNMA2 ARM 80201, 30 Year, 5.375%, 5/20/2028	3,081
1,700		GNMA2 ARM 8717, 4.125%, 10/20/2025	1,763
		TOTAL	4,844
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $32,797)	32,264
		ASSET-BACKED SECURITIES--0.6%
		Commercial Mortgage--0.6%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	6,485,399
18,680,000		Morgan Stanley Capital, Inc., Class A4, 5.881%, 6/11/2049	13,961,886
		TOTAL	20,447,285
		Financial Institution - Finance Noncaptive--0.0%
388,919		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	203,650
		Home Equity Loan--0.0%
24,448	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	15,891
		Utility - Electric--0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,039,737
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $27,355,003)	21,706,563
		GOVERNMENT AGENCIES--9.6%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,544,202
1,000,000		Federal Farm Credit System, Bond, 4.20%, 2/19/2015	1,012,552
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,080,051
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,083,527
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,017,087
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,025,173
2,000,000		Federal Farm Credit System, Bond, 6.00%, 6/1/2016	2,000,255
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,618,373
80,000,000	[6]	Federal Home Loan Bank System, 3.375%, 8/13/2010	82,505,040
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	46,793,952
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	506,059
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$1,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	$1,058,190
1,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	1,068,914
1,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	1,086,884
1,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	1,065,103
1,000,000		Federal Home Loan Bank System, Bond, 5.10%, 10/22/2012	1,015,901
1,000,000		Federal Home Loan Bank System, Bond, 5.125%, 12/7/2012	1,020,807
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,040,896
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	149,167
750,000		Federal Home Loan Bank System, Bond, Series 1G-2015, 4.45%, 2/12/2015	763,212
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	488,312
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	150,330
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	549,382
20,000,000	[6]	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,378,100
40,000,000	[6]	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	42,706,340
55,000,000	[6]	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,896,355
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	436,797
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 7/2/2013	2,007,399
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,527,323
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,069,204
500,000		Federal Home Loan Mortgage Corp., Note, 5.70%, 10/2/2017	508,107
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.80%, 7/2/2018	2,009,049
15,000,000	[6]	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,827,751
40,000,000	[6]	Federal National Mortgage Association, 3.875%, 7/12/2013	42,238,292
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,582,483
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	519,574
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,011,065
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,038,471
1,000,000		Federal National Mortgage Association, Unsecd. Note, 4.44%, 1/14/2014	1,021,388
1,000,000		Federal National Mortgage Association, Unsecd. Note, 5.52%, 1/26/2017	1,029,770
2,100,000		Federal National Mortgage Association, Unsecd. Note, 5.65%, 3/9/2020	2,102,604
15,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	15,141
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,144,176
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $339,535,581)	355,712,758
Principal Amount			Value
		GOVERNMENTS/AGENCIES--0.6%
		Sovereign--0.6%
$17,200,000		Brazil, Government of, 6.00%, 1/17/2017	$17,759,000
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,825,955
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,874,833)	21,584,955
		U.S. TREASURY--11.5%
		U.S. Treasury Bonds--1.4%
25,000,000	[6]	United States Treasury Bond, 3.50%, 2/15/2039	21,566,405
30,000,000	[7]	United States Treasury Bond, 4.50%, 5/15/2038	30,834,375
		TOTAL	52,400,780
		U.S. Treasury Notes--10.1%
125,000,000	[6]	United States Treasury Note, 1.875%, 4/30/2014	122,446,288
40,000,000	[6]	United States Treasury Note, 2.375%, 3/31/2016	38,434,376
198,600,000	[6]	United States Treasury Note, 3.125%, 5/15/2019	193,122,989
19,820,000	[6]	United States Treasury Note, 4.00%, 8/15/2018	20,712,675
200,000		United States Treasury Note, 5.00%, 8/15/2011	217,720
100,000		United States Treasury Note, 6.50%, 2/15/2010	104,309
		TOTAL	375,038,357
		TOTAL U.S. TREASURY (IDENTIFIED COST $442,580,169)	427,439,137
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
339,119		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	360,262
150,080		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	159,453
34,766		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	35,294
48,565		Federal Home Loan Mortgage Corp., Pool M80777, 4.50%, 9/1/2009	48,759
		TOTAL	603,768
		Federal National Mortgage Association--0.1%
251,193		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	261,280
109,562		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	110,924
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--continued
$165,356		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	$174,799
10,221		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	10,604
547,038		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	572,423
		TOTAL	1,130,030
		Government National Mortgage Association--0.0%
37,579		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	40,798
1,864		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,022
4,313		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,683
1,454		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,578
3,101		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,368
347		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	376
238,429		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	255,758
8,851		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	9,642
9,151		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	9,815
1,780		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,909
394,853		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	400,202
95,110		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	103,615
		TOTAL	833,766
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,447,534)	2,567,564
		COLLATERALIZED MORTGAGE OBLIGATIONS--3.7%
		Commercial Mortgage--3.7%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	17,410,176
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.745%, 2/10/2051	3,798,079
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,857,595
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	16,237,764
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	17,672,512
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Commercial Mortgage--continued
$15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	$14,262,482
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.149%, 4/15/2041	12,393,048
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,653,499
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.266%, 2/12/2051	3,152,174
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,139,076
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	7,279,955
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	5,273,563
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.650%, 6/13/2042	18,130,222
		TOTAL	138,260,145
		Federal National Mortgage Association--0.0%
21,140		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	23,584
9,627		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	10,919
		TOTAL	34,503
		Government National Mortgage Association--0.0%
349,481		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	355,532
		Non-Agency Mortgage--0.0%
9,183	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.523%, 1/28/2027	4,592
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $168,978,504)	138,654,772
		MUNICIPAL--0.0%
100,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series A2), 3.74% Bonds (Assured Guaranty Corp. GTD), 6/1/2009 (IDENTIFIED COST $100,000)	100,009
		PREFERRED STOCK--0.0%
		Finance - Commercial--0.0%
26	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $8,185)	10,968
Shares			Value
		MUTUAL FUNDS--64.1% [8]
3,123,513		Emerging Markets Fixed Income Core Fund	$63,222,160
125,535,494		Federated Mortgage Core Portfolio	1,259,121,006
44,912,900		High Yield Bond Portfolio	242,080,530
822,358,087	[9,10]	Prime Value Obligations Fund, Institutional Shares, 0.87%	822,358,087
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,366,810,465)	2,386,781,783
		TOTAL INVESTMENTS--117.0% (IDENTIFIED COST $4,370,323,203) [11]	4,352,417,553
		OTHER ASSETS AND LIABILITIES - NET--(17.0)% [12]	(631,079,783)
		TOTAL NET ASSETS--100%	$3,721,337,770

At May 31, 2009, the Fund had the following open futures contracts:

Description		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[4]	Germany Euro Bund Eurex Deutschland Long Futures	1,265	$151,205,450	June 2009	$ (7,891,260)
[4]	Germany Euro Schatz Eurex Deutschland Long Futures	1,043	$112,821,310	June 2009	$ (358,301)
[4]	Germany Euro Schatz Eurex Deutschland Long Futures	347	$ 37,417,010	September 2009	$ 84,375
	NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,165,186)

Net Unrealized Depreciation on Futures Contracts is included in "Other Assets and
Liabilities - Net."

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $60,597,380, which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2009, these liquid restricted securities amounted to $60,597,380 which represented 1.6% of total net assets.

3 JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.

4 Non-income producing security.

5 Issuer in default.

6 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

7 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

8 Affiliated companies.

9 All or portion of this security is held as collateral for securities lending.

10 7-Day net yield.

11 The cost of investments for federal tax purposes amounts to $4,370,243,689.

12 Assets other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds**	$2,386,781,783	$(8,165,186)
Level 2--Other Significant Observable Inputs	$1,965,635,770	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$4,352,417,553	$(8,165,186)

* Other financial instruments include futures contracts.

** Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2009 (unaudited)

Assets:
Total investments in securities, including $2,386,781,783 of investments in affiliated issuers (Note 5) and $656,977,679 of securities loaned (identified cost $4,370,323,203)		$4,352,417,553
Income receivable		22,305,693
Income receivable from affiliated issuers		7,824,202
Receivable for investments sold		1,354,738
Receivable for shares sold		25,827,634
Receivable for daily variation margin		766,909
Other assets		124,669
TOTAL ASSETS		4,410,621,398
Liabilities:
Payable for investments purchased	$7,868,532
Payable for shares redeemed	6,976,531
Income distribution payable	6,204,491
Payable for collateral due to broker for securities lending	667,574,000
Payable for Directors'/Trustees' fees	121
Payable for distribution services fee (Note 5)	295,576
Payable for shareholder services fees (Note 5)	300,645
Accrued expenses	63,732
TOTAL LIABILITIES		689,283,628
Net assets for 357,351,553 shares outstanding		$3,721,337,770
Net Assets Consist of:
Paid-in capital		$3,746,759,145
Net unrealized depreciation of investments and futures contracts		(26,070,836)
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		4,418,010
Distributions in excess of net investment income		(3,768,549)
TOTAL NET ASSETS		$3,721,337,770

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,641,323,836 ÷ 157,611,308 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share	$10.41
Institutional Service Shares:
Net asset value per share ($1,243,277,844 ÷ 119,391,126 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share	$10.41
Class A Shares:
Net asset value per share ($563,602,572 ÷ 54,120,716 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share (100/95.50 of $10.41)	$10.90
Redemption proceeds per share	$10.41
Class B Shares:
Net asset value per share ($35,932,932 ÷ 3,450,531 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share (94.50/100 of $10.41)	$9.84
Class C Shares:
Net asset value per share ($86,650,722 ÷ 8,320,781 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share (99.00/100 of $10.41)	$10.31
Class K Shares:
Net asset value per share ($150,549,864 ÷ 14,457,091 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.41
Offering price per share	$10.41
Redemption proceeds per share	$10.41

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2009 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$47,561,906
Interest (including income on securities loaned $2,287,123)		44,853,236
Investment income allocated from affiliated partnership (Note 5)		249,425
TOTAL INCOME		92,664,567
Expenses:
Investment adviser fee (Note 5)	$5,324,859
Administrative personnel and services fee (Note 5)	1,247,031
Custodian fees	59,207
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	147,565
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	285,010
Transfer and dividend disbursing agent fees and expenses--Class A Shares	72,584
Transfer and dividend disbursing agent fees and expense--Class B Shares	14,098
Transfer and dividend disbursing agent fees and expenses--Class C Shares	16,232
Transfer and dividend disbursing agent fees and expenses--Class K Shares	157,635
Directors'/Trustees' fees	13,891
Auditing fees	12,665
Legal fees	2,883
Portfolio accounting fees	118,276
Distribution services fee--Institutional Service Shares (Note 5)	1,429,594
Distribution services fee--Class A Shares (Note 5)	476,958
Distribution services fee--Class B Shares (Note 5)	121,378
Distribution services fee--Class C Shares (Note 5)	244,769
Distribution services fee--Class K Shares (Note 5)	302,046
Shareholder services fee--Institutional Service Shares (Note 5)	1,235,347
Shareholder services fee--Class A Shares (Note 5)	466,879
Shareholder services fee--Class B Shares (Note 5)	40,459
Shareholder services fee--Class C Shares (Note 5)	70,645
Account administration fee--Institutional Service Shares	176,075
Account administration fee--Class A Shares	9,215
Account administration fee--Class C Shares	10,199

Statement of Operations-continued

Expenses--continued:
Share registration costs		$78,711
Printing and postage		48,845
Insurance premiums		5,498
Taxes		110,538
Miscellaneous		8,085
EXPENSES BEFORE ALLOCATION		12,307,177
Expenses allocated from affiliated partnership (Note 5)		1,561
TOTAL EXPENSES		12,308,738
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,478,884)
Waiver of administrative personnel and services fee	(23,997)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(66,988)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(222,269)
Waiver of distribution services fee--Institutional Service Shares	(1,143,675)
Waiver of distribution services fee--Class K Shares	(150)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,935,963)
Net expenses			$9,372,775
Net investment income			83,291,792
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized gain of $98,705 on sales of investments in affiliated issuers) (Note 5)			14,453,768
Net realized gain on futures contracts			18,405,579
Net realized gain on swap contracts			2,800,011
Net realized loss in investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(900,638)
Net change in unrealized appreciation of futures contracts			(16,550,312)
Net change in unrealized appreciation of swap contracts			(1,848,897)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			167,281,662
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			183,641,173
Change in net assets resulting from operations			$266,932,965

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2009	Year Ended 11/30/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$83,291,792	$136,093,737
Net realized gain (loss) on investments, including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	34,758,720	(27,642,694)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	148,882,453	(213,146,731)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	266,932,965	(104,695,688)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(42,047,762)	(69,629,319)
Institutional Service Shares	(31,179,984)	(47,313,787)
Class A Shares	(9,703,607)	(12,036,959)
Class B Shares	(751,809)	(1,370,865)
Class C Shares	(1,505,857)	(2,007,736)
Class K Shares	(2,985,062)	(4,432,831)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(88,174,081)	(136,791,497)
Share Transactions:
Proceeds from sale of shares	1,193,623,553	1,613,612,668
Proceeds from shares issued in connection with tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	67,356,342	--
Proceeds from shares issued in connection with tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	11,733,769	--
Net asset value of shares issued to shareholders in payment of distributions declared	48,231,703	65,105,496
Cost of shares redeemed	(591,977,078)	(900,150,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	728,968,289	778,568,049
Change in net assets	907,727,173	537,080,864
Net Assets:
Beginning of period	2,813,610,597	2,276,529,733
End of period (including undistributed (distributions in excess of) net investment income of $(3,768,549) and $1,113,740, respectively)	$3,721,337,770	$2,813,610,597

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2009 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On January 16, 2009, the Fund received assets from Fulton Fixed Income Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Fulton Fixed Income Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,571,350	$67,356,342	$1,014,413	$3,038,067,912	$3,105,424,254

1 Unrealized Appreciation is included in the Fulton Fixed Income Common Trust Fund Net Assets Received amount shown above.

On December 19, 2008, the Fund received assets from Suburban Bank and Trust Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Suburban Bank and Trust Common Trust Fund Net Assets Received	Unrealized Depreciation [2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,148,319	$11,733,769	$(2,764,235)	$2,927,852,585	$2,939,586,354

2 Unrealized Depreciation is included in the Suburban Bank and Trust Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. The Fund may also invest in EMCORE, a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended May 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value," of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security.

The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value" in the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized gain (loss) on swap contracts" in the Statement of Operations.

At May 31, 2009, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$656,977,679	$667,574,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset			Liability
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	Receivable for daily variation margin	$(8,165,186	)*	--	--

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ --	$18,405,579	$18,405,579
Credit contracts	2,800,011	--	$ 2,800,011
TOTAL	$2,800,011	$18,405,579	$21,205,590

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ --	$(16,550,312)	$(16,550,312)
Credit contracts	(1,848,897)	--	$ (1,848,897)
TOTAL	$(1,848,897)	$(16,550,312)	$(18,399,209)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	43,823,128	$446,720,912	60,364,599	$635,401,913
Shares issued in connection with tax-free transfer of assets from Fulton Fixed Income Common Trust Fund	6,571,350	67,356,342	--	--
Shares issued in connection with tax-free transfer of assets from Suburban Bank and Trust Common Trust Fund	1,148,319	11,733,769	--	--
Shares issued to shareholders in payment of distributions declared	1,084,527	11,094,605	1,549,714	16,149,019
Shares redeemed	(26,466,166)	(269,510,454)	(37,641,424)	(392,258,123)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	26,161,158	$267,395,174	24,272,889	$259,292,809

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,028,236	$285,990,954	67,090,361	$699,771,045
Shares issued to shareholders in payment of distributions declared	2,354,260	24,079,707	3,079,236	32,001,318
Shares redeemed	(21,234,022)	(215,955,420)	(30,398,897)	(316,197,243)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,148,474	$94,115,241	39,770,700	$415,575,120

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	33,419,783	$341,400,120	17,314,767	$180,039,674
Shares issued to shareholders in payment of distributions declared	839,188	8,595,262	989,039	10,325,220
Shares redeemed	(6,298,184)	(64,188,825)	(12,064,296)	(124,665,987)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	27,960,787	$285,806,557	6,239,510	$65,698,907

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	908,578	$9,257,601	817,712	$8,524,818
Shares issued to shareholders in payment of distributions declared	60,032	613,957	107,308	1,123,137
Shares redeemed	(495,764)	(5,047,376)	(941,764)	(9,811,367)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	472,846	$4,824,182	(16,744)	$(163,412)

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,013,482	$40,937,077	2,425,332	$25,157,992
Shares issued to shareholders in payment of distributions declared	92,559	947,782	110,719	1,156,803
Shares redeemed	(793,857)	(8,077,063)	(1,554,449)	(16,183,155)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,312,184	$33,807,796	981,602	$10,131,640

	Six Months Ended 5/31/2009		Year Ended 11/30/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	6,777,257	$69,316,889	6,161,539	$64,717,226
Shares issued to shareholders in payment of distributions declared	283,460	2,900,390	416,588	4,349,999
Shares redeemed	(2,864,844)	(29,197,940)	(3,913,390)	(41,034,240)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	4,195,873	$43,019,339	2,664,737	$28,032,985
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	71,251,322	$728,968,289	73,912,694	$778,568,049

4. FEDERAL TAX INFORMATION

At May 31, 2009, the cost of investments for federal tax purposes was $4,370,243,689. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in futures contracts was $17,826,136. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,407,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $104,233,729.

At November 30, 2008, the Fund had a capital loss carryforward of $29,601,079 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$ 806,536
2016	$28,794,543

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Prior to January 31, 2009, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the Adviser voluntarily waived $1,252,389 of its fee. For the six months ended May 31, 2009, an affiliate of the Adviser reimbursed $289,257 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $23,997 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2009, FSC voluntarily waived $1,143,825 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2009, FSC retained $853,799 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2009, FSC retained $67,131 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships), paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2010.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2009, the Adviser reimbursed $226,495. Transactions with affiliated companies during the six months ended May 31, 2009 were as follows:

Affiliates	Balance of Shares Held 11/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	--	3,123,513	--	3,123,513	$ 63,222,160	$ 249,425
Federated Mortgage Core Portfolio	138,215,528	9,831,901	22,511,935	125,535,494	$1,259,121,006	$36,878,073
High Yield Bond Portfolio	28,990,345	15,922,555	--	44,912,900	$ 242,080,530	$10,243,087
Prime Value Obligations Fund, Institutional Shares	259,906,536	2,672,229,539	2,109,777,988	822,358,087	$ 822,358,087	$ 440,746
TOTAL OF AFFILIATED TRANS-ACTIONS	427,112,409	2,701,107,508	2,132,289,923	995,929,994	$2,386,781,783	$47,811,331

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. It pursues its objective by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II). Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a portfolio of Core Trust II, is to achieve total return on its assets. EMCORE's secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees from the funds within Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2009, were as follows:

Purchases	$394,732,710
Sales	$256,218,116

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2009, there were no outstanding loans. During the six months ended May 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB released Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which is effective for interim and annual reporting periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements .. Management has concluded that the adoption of FSP FAS 157-4 is not expected to have a material impact on the Fund's net assets or results of operations.

Evaluation and Approval of Advisory
Contract - May 2009

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. In this regard, it was noted that in November 2008, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28556 (7/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 22, 2009